Combined Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
OPERATING ACTIVITIES
Net income	$ 465,357	$ 357,748	[1]
Items not involving current cash flows	(294,790)	(192,530)
Leasing commissions paid	(4,225)	(2,581)
Tenant incentives paid	(9,913)	(1,036)
Current income tax expense	7,631	7,709
Income taxes paid	(10,273)	(3,468)
Interest expense	21,440	18,151
Interest paid	(21,116)	(17,719)
Changes in working capital balances	3,777	(7,597)
Cash provided by operating activities	157,888	158,677
INVESTING ACTIVITIES
Property acquisitions	(547,895)	(153,979)
Development land purchase	(1,225)
Proceeds from disposals, net	681,319
Mortgage receivable proceeds	30,000
Capital expenditures - Maintenance or improvements	(17,799)	(10,736)
Capital expenditures - Developments or expansions	(15,378)	(72,404)
Acquisition deposits	(33,086)
Fixed asset additions	(111)	(553)
Decrease (increase) in other assets	36	(175)
Cash provided by (used in) investing activities	95,861	(237,847)
FINANCING ACTIVITIES
Distributions paid	(125,131)	(122,637)
Proceeds from unsecured term loans	548,677
Proceeds from bank indebtedness	247,274	121,097
Repayments of bank indebtedness	(279,768)	(90,142)
Financing costs paid	(3,319)	(1,000)
Distributions to non-controlling interests	(20)	(510)
Repurchase of stapled units	(63,530)	(12,046)
Cash provided by (used in) financing activities	324,183	(105,238)
Effect of exchange rate changes on cash and cash equivalents	11,295	7,212
Net increase (decrease) in cash and cash equivalents during the year	589,227	(177,196)
Cash and cash equivalents, beginning of year	69,019	246,215
Cash and cash equivalents, end of year	$ 658,246	$ 69,019

[1]	The Trust has retrospectively applied IFRS 15, Revenue from Contracts with Customers (note 2(o)).